Income Taxes - Schedule of Movement in Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Valuation Allowance [Abstract]
At the beginning of the year	¥ 18,484	$ 2,662	¥ 21,230
Current year movement	801	116	(2,746)
At the end of the year	¥ 19,285	$ 2,778	¥ 18,484